Acquisition of Ely	12 Months Ended
Sep. 30, 2021
Acquisition of Ely

3. Acquisition of Ely

On August 23, 2021, the Company completed the acquisition of all of the outstanding common shares Ely (the “Ely Shares”) by way of a statutory plan of arrangement (the “Ely Arrangement”) under the Business Corporations Act (British Columbia). The Company issued 30,902,176 GRC Shares and paid $65 million (C$84 million) in cash. Each of the 15,946,732 warrants to purchase Ely Shares (an “Ely Warrant”) that were outstanding immediately prior to the effective time represent the right to acquire, on valid exercise thereof (including payment of the applicable exercise price), 0.2450 of a GRC Share plus C$0.0001.

The Ely Warrants are exercisable into 3,906,949 of GRC Shares with no change in the aggregate underlying exercise price denominated in Canadian dollar. The estimated total value for the Ely Warrants of $5,640,669 at the closing date is included in total consideration, of which $2,602,967 is classified as equity in accordance with IFRS 2 Share-based Payment and presented in reserve and $3,037,702 is classified as derivative liabilities in accordance with IAS 32 Financial Instruments: Presentation because they are denominated in Canadian dollars, which differs from the Company’s functional currency. The change in fair value on the warrant derivative liabilities has been recorded as change in fair value of derivative liability in the consolidated statements of comprehensive loss.

The following table summarizes the fair value of the consideration paid and the preliminary fair values of the assets acquired, and liabilities assumed on the closing date:

($)
Consideration paid
Cash paid to Ely shareholders(1)	65,016,496
GRC Shares issued to Ely shareholders(1)	130,193,499
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares	5,640,669
Total consideration	200,850,664

Allocation of consideration
Cash and cash equivalents	6,769,469
Short-term investments	1,291,022
Accounts receivable	261,897
Prepaid and other receivables	193,055
Reclamation bond	21,915
Property, plant & equipment	47,714
Royalties	231,172,628
Exploration and evaluation assets	7,691,535
Accounts payable and accrued liabilities	(3,847,216)
Lease obligation	(51,355)
Deferred income tax liability	(42,700,000)
Net assets acquired	200,850,664

(1)	Consideration excludes a portion of cash ($329,450) and share ($213,684) consideration representing the excess of the value of consideration over the intrinsic value of Ely’s share options outstanding prior to the closing date. Such excess is recorded as share-based compensation in the consolidated statements of comprehensive loss on the closing date.

The GRC shares issued to Ely shareholders were measured based on a share price of $4.22, the share price of GRC immediately prior to the closing of the transaction. The fair value of the Ely Warrants at the time of the acquisition was estimated based on the Black-Scholes option pricing model using the following weighted average assumptions: risk-free interest rate of 0.40%, expected life of the Ely Warrant of 1.91 years, expected volatility of 37%, expected dividend yield of 0% and estimated forfeiture rate of 0%. The weighted average fair value of the Ely Warrants deemed to be exchanged on the closing date was $0.35 per Ely Warrant.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

3. Acquisition of Ely (continued)

The fair value of short-term investments acquired was estimated using their quoted market prices. The fair values of producing and development stage royalties were estimated using discounted cash flow models. Expected future cash flows used to estimate the fair value of these royalties are based on estimates of future gold prices, projected future production, estimated quantities of mineral reserves and resources, expected future production costs, and discount rates at the closing date. The fair values of exploration stage royalties were estimated using a market approach based on comparable market transactions. The fair value of receivables and payables are equal to their gross contractual amounts at the closing date.

Transaction costs of $2.9 million were expensed in the consolidated statements of comprehensive loss and included advisory and consulting fees of $1.9 million and legal and other professional fees of $1.0 million. On closing date, the Company recognized share-based compensation of $543,134, of which $329,450 was paid from the cash consideration and $213,684 was paid from the share consideration, representing the excess of consideration given to Ely share option holders over the intrinsic value of options to purchase Ely Shares outstanding immediately prior to the closing date. The intrinsic value of Ely’s share options was determined based on Ely’s share price on the last trading day prior to the closing date. The difference between the intrinsic value and the value of the cash consideration and GRC Shares that the Ely Shares were exchanged for, has been treated as share-based compensation expense.

The Company’s preliminary purchase accounting was based upon preliminary valuations performed to determine the fair value of the net assets as of the acquisition date and is subject to adjustments for up to one year after the closing date of the acquisition to reflect final valuations. The accounting for the business combination is not complete as the valuation for certain acquired employee related liabilities have not been finalized. These final valuations of the assets and liabilities could have a material impact on the preliminary purchase price allocation disclosed above.